Operating Segments Information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Operating Segments Information	Operating Segments Information
Operating segments, segment revenue, operating results
The Company’s chief operating decision-maker is the Company’s Chief Executive Officer who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis. There are no segment managers who are held accountable by the chief operating decision-maker, or anyone else, for operations, operating results and planning for levels or components below the consolidated unit level. Accordingly, the Company has determined that the Company has a single reportable segment and operating segment structure.
Revenue based on customers’ headquarters and non-current assets by geography were as follows:

	Year ended December 31,
Revenue by Geography	2025	2024	2023
(in millions)
United States	$3,395	$3,713	$4,262
Europe, the Middle East and Africa	1,710	1,423	1,533
Other	1,686	1,614	1,597
Total	$6,791	$6,750	$7,392

	As of December 31,
Non-current Assets by Geography	2025	2024
(in millions)
United States	$3,608	$3,575
Germany	2,137	2,289
Singapore	4,364	3,975
Other	488	301
Total	$10,597	$10,140
Non-current assets include property, plant and equipment, right-of-use assets, intangible assets, investments in joint venture and associates, restricted cash, marketable securities and receivables, prepayments and other assets.